Events after the reporting period	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Events after the reporting period
31. Events after the reporting period
On 20 February 2024, the Group refinanced its five-year Revolving Credit Facility of $2.5 billion maturing March 2026. The new $2.5 billion facility runs for five years with two one-year extension options maturing February 2029 (excluding options) and with no financial covenants.

On 12 March 2024, the Group refinanced its $750 million of 3.75% bonds due September 2024 and €500 million of 1.375% bonds due March 2025 as planned, issuing two bonds, €600 million of 3.625% bonds due September 2029 and €650 million of 4.0% bonds due September 2033.